Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	nmf1_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide HighMark Small Cap Core Fund
Nationwide U.S. Small Cap Value Fund

Supplement dated April 29, 2016
to the Prospectus dated March 1, 2016

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective May 1, 2016:

1.	The table under the “Fees and Expenses” section on page 37 of the Prospectus with respect to the Nationwide HighMark Small Cap Core Fund is deleted and restated as follows:

	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.28%	0.27%	0.16%	0.25%
Total Annual Fund Operating Expenses	1.42%	2.16%	1.05%	1.14%
1  “Management Fees” have been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2016.

2.	The tables under the “Example” section on page 38 of the Prospectus with respect to the Nationwide HighMark Small Cap Core Fund are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$711	$998	$1,307	$2,179
Class C shares	319	676	1,159	2,493
Institutional Class shares	107	334	579	1,283
Institutional Service Class shares	116	362	628	1,386

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$219	$676	$1,159	$2,493

3.	The table under the “Fees and Expenses” section on page 44 of the Prospectus with respect to the Nationwide U.S. Small Cap Value Fund is deleted and restated as follows:

	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.29%	0.29%	0.17%	0.42%
Total Annual Fund Operating Expenses	1.43%	2.18%	1.06%	1.31%
1  “Management Fees” have been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2016.

4.	The tables under the “Example” section on page 45 of the Prospectus with respect to the Nationwide U.S. Small Cap Value Fund are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$712	$1,001	$1,312	$2,190
Class C shares	321	682	1,169	2,513
Institutional Class shares	108	337	585	1,294
Institutional Service Class shares	133	415	718	1,579

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$221	$682	$1,169	$2,513

Nationwide HighMark Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf1_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide HighMark Small Cap Core Fund

Supplement dated April 29, 2016
to the Prospectus dated March 1, 2016

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective May 1, 2016:

1.	The table under the “Fees and Expenses” section on page 37 of the Prospectus with respect to the Nationwide HighMark Small Cap Core Fund is deleted and restated as follows:

	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.28%	0.27%	0.16%	0.25%
Total Annual Fund Operating Expenses	1.42%	2.16%	1.05%	1.14%
1  “Management Fees” have been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2016.

2.	The tables under the “Example” section on page 38 of the Prospectus with respect to the Nationwide HighMark Small Cap Core Fund are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$711	$998	$1,307	$2,179
Class C shares	319	676	1,159	2,493
Institutional Class shares	107	334	579	1,283
Institutional Service Class shares	116	362	628	1,386

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$219	$676	$1,159	$2,493

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2016.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Nationwide HighMark Small Cap Core Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
1 Year	rr_ExpenseExampleYear01	$ 711
3 Years	rr_ExpenseExampleYear03	998
5 Years	rr_ExpenseExampleYear05	1,307
10 Years	rr_ExpenseExampleYear10	$ 2,179
Nationwide HighMark Small Cap Core Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
1 Year	rr_ExpenseExampleYear01	$ 319
3 Years	rr_ExpenseExampleYear03	676
5 Years	rr_ExpenseExampleYear05	1,159
10 Years	rr_ExpenseExampleYear10	2,493
1 Year	rr_ExpenseExampleNoRedemptionYear01	219
3 Years	rr_ExpenseExampleNoRedemptionYear03	676
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,493
Nationwide HighMark Small Cap Core Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	$ 1,283
Nationwide HighMark Small Cap Core Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	$ 116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	$ 1,386
Nationwide U.S. Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf1_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide U.S. Small Cap Value Fund

Supplement dated April 29, 2016
to the Prospectus dated March 1, 2016

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective May 1, 2016:

3.	The table under the “Fees and Expenses” section on page 44 of the Prospectus with respect to the Nationwide U.S. Small Cap Value Fund is deleted and restated as follows:

	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.29%	0.29%	0.17%	0.42%
Total Annual Fund Operating Expenses	1.43%	2.18%	1.06%	1.31%
1  “Management Fees” have been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2016.

4.	The tables under the “Example” section on page 45 of the Prospectus with respect to the Nationwide U.S. Small Cap Value Fund are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$712	$1,001	$1,312	$2,190
Class C shares	321	682	1,169	2,513
Institutional Class shares	108	337	585	1,294
Institutional Service Class shares	133	415	718	1,579

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$221	$682	$1,169	$2,513

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2016.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Nationwide U.S. Small Cap Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	$ 712
3 Years	rr_ExpenseExampleYear03	1,001
5 Years	rr_ExpenseExampleYear05	1,312
10 Years	rr_ExpenseExampleYear10	$ 2,190
Nationwide U.S. Small Cap Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	$ 321
3 Years	rr_ExpenseExampleYear03	682
5 Years	rr_ExpenseExampleYear05	1,169
10 Years	rr_ExpenseExampleYear10	2,513
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,513
Nationwide U.S. Small Cap Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	$ 1,294
Nationwide U.S. Small Cap Value Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	$ 133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	$ 1,579

[1]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2016.